SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 567,051	$ 553,569
Other tax payable	1,651	13,113
Total taxes payable	$ 568,702	$ 566,682